Condensed Consolidated Statements Of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Revenues:
Product	$ 4,014	$ 3,536	$ 13,050	$ 13,612
Contract	266	769	2,559	2,227
License				1,000
Total revenues, net	4,280	4,305	15,609	16,839
Cost of revenues:
Product	3,802	2,545	10,918	9,639
Contract	200	478	1,346	1,248
License
Total cost of revenues	4,002	3,023	12,264	10,887
Gross profit	278	1,282	3,345	5,952
Operating expenses:
Research and development	1,271	1,666	3,782	4,468
Selling, general and administrative	1,970	2,041	6,586	6,044
Total operating expenses	3,241	3,707	10,368	10,512
Loss from operations	(2,963)	(2,425)	(7,023)	(4,560)
Other income (expense):
Interest expense, net	(27)	(8)	(249)	(28)
Other income, net	(2)	4	11	8
Total other income (expense)	(29)	(4)	(238)	(20)
Loss before provision for income taxes	(2,992)	(2,429)	(7,261)	(4,580)
Provision for income taxes		(1)		(1)
Net loss	$ (2,992)	$ (2,430)	$ (7,261)	$ (4,581)
Loss per share, basic	$ (0.09)	$ (0.08)	$ (0.22)	$ (0.15)
Loss per share, diluted	$ (0.09)	$ (0.08)	$ (0.22)	$ (0.15)
Weighted average number of shares outstanding:
Basic	34,972,589	30,292,166	33,214,262	29,689,458
Diluted	34,972,589	30,292,166	33,214,262	29,689,458